Schedule of Investments (unaudited)
January 31, 2023
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
General Dynamics Corp.	3,351	$ 780,984
Huntington Ingalls Industries, Inc.	400	88,216
L3Harris Technologies, Inc.	5,379	1,155,517
Lockheed Martin Corp.	4,452	2,062,433
Raytheon Technologies Corp.	19,467	1,943,780
		6,030,930
Air Freight & Logistics — 1.2%
CH Robinson Worldwide, Inc.	4,198	420,514
FedEx Corp.	3,568	691,692
United Parcel Service, Inc., Class B	11,034	2,043,828
		3,156,034
Auto Components — 0.1%
Autoliv, Inc.	871	80,237
Dana, Inc.	1,323	23,999
LCI Industries	356	39,950
Lear Corp.	716	104,379
		248,565
Automobiles — 0.3%
Ford Motor Co.	52,537	709,775
Thor Industries, Inc.	770	73,404
		783,179
Banks — 10.8%
Associated Banc-Corp.	2,581	57,840
Atlantic Union Bankshares Corp.	1,525	59,002
Bank of America Corp.	164,197	5,825,710
Bank of Hawaii Corp.	688	52,625
Bank OZK	2,836	129,520
Banner Corp.	212	13,744
BOK Financial Corp.	415	41,708
Cathay General Bancorp	1,644	72,270
Citigroup, Inc.	60,016	3,134,036
Citizens Financial Group, Inc.	7,066	306,099
Comerica, Inc.	3,206	235,032
Cullen/Frost Bankers, Inc.	509	66,313
CVB Financial Corp.	1,317	31,898
East West Bancorp, Inc.	1,402	110,085
Fifth Third Bancorp	13,619	494,234
First Financial Bancorp	654	16,566
First Hawaiian, Inc.	2,465	67,640
First Horizon Corp.	6,189	153,054
First Interstate BancSystem, Inc., Class A	1,994	71,545
First Merchants Corp.	838	35,732
FNB Corp.	5,455	77,843
Fulton Financial Corp.	2,581	43,180
Glacier Bancorp, Inc.	987	44,997
Hancock Whitney Corp.	688	35,418
Heartland Financial U.S.A., Inc.	577	28,544
Home BancShares, Inc.	2,497	59,603
Huntington Bancshares, Inc.	24,290	368,479
Independent Bank Group, Inc.	548	33,592
International Bancshares Corp.	690	32,340
JPMorgan Chase & Co.	48,981	6,855,381
KeyCorp	21,970	421,604
M&T Bank Corp.	2,809	438,204
Old National Bancorp	3,803	66,553
Pacific Premier Bancorp, Inc.	361	11,675
PacWest Bancorp	1,891	52,305
Park National Corp.	139	17,410
PNC Financial Services Group, Inc.	8,091	1,338,494
Security	Shares	Value
Banks (continued)
Popular, Inc.	2,919	$ 200,360
Prosperity Bancshares, Inc.	1,140	86,480
Regions Financial Corp.	12,595	296,486
SouthState Corp.	1,123	89,391
Synovus Financial Corp.	2,434	102,106
Towne Bank	897	27,332
Truist Financial Corp.	24,784	1,224,082
Trustmark Corp.	329	9,580
U.S. Bancorp	21,448	1,068,110
Umpqua Holdings Corp.	3,858	70,216
United Bankshares, Inc.	1,680	67,536
United Community Banks, Inc.	781	25,414
Valley National Bancorp	6,058	71,969
Washington Federal, Inc.	2,171	76,984
Webster Financial Corp.	2,857	150,421
Wells Fargo & Co.	96,314	4,514,237
WesBanco, Inc.	1,647	61,219
Zions Bancorp N.A.	4,371	232,362
		29,274,560
Beverages — 1.7%
Coca-Cola Co.	37,576	2,304,160
Molson Coors Beverage Co., Class B	1,821	95,748
PepsiCo, Inc.	13,368	2,286,196
		4,686,104
Biotechnology — 3.0%
AbbVie, Inc.	23,872	3,527,088
Amgen, Inc.	12,694	3,203,966
Gilead Sciences, Inc.	16,063	1,348,328
		8,079,382
Building Products — 0.8%
A O Smith Corp.	2,753	186,378
Fortune Brands Innovations, Inc.	3,870	249,654
Johnson Controls International PLC	12,229	850,771
Masco Corp.	9,103	484,280
Owens Corning	3,086	298,262
		2,069,345
Capital Markets — 4.6%
Artisan Partners Asset Management, Inc., Class A	1,755	64,619
Bank of New York Mellon Corp.	20,336	1,028,392
BlackRock, Inc.(a)	1,812	1,375,689
Blackstone, Inc., Class A, NVS	15,985	1,533,921
Blue Owl Capital, Inc.	3,988	50,169
Carlyle Group, Inc.	3,501	125,931
CME Group, Inc., Class A	2,285	403,668
Cohen & Steers, Inc.	358	26,302
Federated Hermes, Inc., Class B	2,391	93,966
Franklin Resources, Inc.	4,612	143,894
Goldman Sachs Group, Inc.	5,309	1,942,085
Houlihan Lokey, Inc., Class A	940	93,126
Invesco Ltd.	7,770	143,823
Janus Henderson Group PLC	4,705	121,954
Jefferies Financial Group, Inc.	5,329	209,323
Moelis & Co., Class A	2,048	95,744
Morgan Stanley	40,114	3,904,295
Northern Trust Corp.	2,436	236,219
State Street Corp.	1,550	141,561
Stifel Financial Corp.	1,158	78,061
T Rowe Price Group, Inc.	4,791	558,008
		12,370,750

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals — 2.0%
Air Products and Chemicals, Inc.	1,555	$ 498,393
Avient Corp.	1,072	43,438
Cabot Corp.	512	38,569
Celanese Corp., Class A	3,133	385,986
Chemours Co.	4,765	173,398
Dow, Inc.	23,094	1,370,629
DuPont de Nemours, Inc.	10,882	804,724
Eastman Chemical Co.	5,443	479,909
Huntsman Corp.	7,331	232,319
International Flavors & Fragrances, Inc.	2,627	295,432
LyondellBasell Industries NV, Class A	6,534	631,773
NewMarket Corp.	193	66,490
Olin Corp.	4,611	297,825
Scotts Miracle-Gro Co., Class A	1,701	122,795
Sensient Technologies Corp.	477	36,104
Tronox Holdings PLC, Class A	1,784	30,596
		5,508,380
Commercial Services & Supplies — 0.0%
Brady Corp., Class A, NVS	774	41,386
Communications Equipment — 2.7%
Cisco Systems, Inc.	144,867	7,050,677
Juniper Networks, Inc.	11,333	366,056
		7,416,733
Construction & Engineering — 0.0%
MDU Resources Group, Inc.	1,675	51,774
Consumer Finance — 0.3%
Discover Financial Services	7,250	846,292
Containers & Packaging — 0.6%
Amcor PLC	36,227	436,898
Greif, Inc., Class A, NVS	306	21,857
Greif, Inc., Class B	73	6,015
International Paper Co.	15,741	658,289
Packaging Corp. of America	1,564	223,183
Sonoco Products Co.	1,707	104,315
Westrock Co.	5,948	233,399
		1,683,956
Distributors — 0.2%
LKQ Corp.	7,375	434,830
Diversified Consumer Services — 0.1%
H&R Block, Inc.	4,000	155,920
Diversified Financial Services — 0.2%
Apollo Global Management, Inc.	2,714	192,097
Equitable Holdings, Inc.	13,125	420,919
		613,016
Diversified Telecommunication Services — 3.0%
AT&T Inc.	182,482	3,717,158
Cogent Communications Holdings, Inc.	943	64,662
Verizon Communications, Inc.	101,197	4,206,759
		7,988,579
Electric Utilities — 1.8%
Alliant Energy Corp.	2,686	145,124
American Electric Power Co., Inc.	3,234	303,867
Duke Energy Corp.	6,018	616,544
Edison International	5,542	381,844
Entergy Corp.	2,165	234,426
Evergy, Inc.	2,781	174,230
Eversource Energy	3,234	266,255
Exelon Corp.	10,947	461,854
Security	Shares	Value
Electric Utilities (continued)
FirstEnergy Corp.	7,029	$ 287,837
Hawaiian Electric Industries, Inc.	1,306	55,205
IDACORP, Inc.	522	55,233
MGE Energy, Inc.	319	23,322
NRG Energy, Inc.	6,236	213,396
OGE Energy Corp.	2,885	113,438
Otter Tail Corp.	361	23,158
Pinnacle West Capital Corp.	1,763	131,432
Portland General Electric Co.	1,198	57,001
PPL Corp.	15,363	454,745
Southern Co.	9,786	662,316
Xcel Energy, Inc.	2,147	147,649
		4,808,876
Electrical Equipment — 0.4%
Eaton Corp. PLC	3,464	561,896
Emerson Electric Co.	6,388	576,325
		1,138,221
Electronic Equipment, Instruments & Components — 0.4%
Avnet, Inc.	3,809	174,757
Corning, Inc.	19,182	663,889
National Instruments Corp.	3,533	190,782
		1,029,428
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	16,439	521,774
Helmerich & Payne, Inc.	1,289	62,439
		584,213
Equity Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corp.	527	117,727
Apartment Income REIT Corp.	1,836	70,245
Apple Hospitality REIT, Inc.	1,734	30,744
AvalonBay Communities, Inc.	1,867	331,281
Boston Properties, Inc.	2,973	221,607
Brixmor Property Group, Inc.	3,980	93,649
Corporate Office Properties Trust	1,660	46,596
Cousins Properties, Inc.	2,877	78,887
Crown Castle, Inc.	6,563	972,046
Digital Realty Trust, Inc.	3,532	404,838
Douglas Emmett, Inc.	4,807	80,517
EastGroup Properties, Inc.	36	6,057
EPR Properties	2,152	91,417
Equity LifeStyle Properties, Inc.	1,082	77,666
Equity Residential	4,730	301,065
Essex Property Trust, Inc.	1,107	250,260
Extra Space Storage, Inc.	1,370	216,227
Federal Realty Investment Trust	198	22,083
First Industrial Realty Trust, Inc.	510	27,209
Healthpeak Properties, Inc.	9,461	259,988
Highwoods Properties, Inc.	2,483	75,409
Iron Mountain, Inc.	4,627	252,542
Kilroy Realty Corp.	2,248	92,258
Kimco Realty Corp.	6,942	155,917
Kite Realty Group Trust	3,203	69,505
Lamar Advertising Co., Class A	1,413	150,541
LXP Industrial Trust	4,894	56,526
Medical Properties Trust, Inc.	3,497	45,286
Mid-America Apartment Communities, Inc.	1,205	200,898
National Health Investors, Inc.	1,230	72,361
National Retail Properties, Inc.	2,155	102,039
Omega Healthcare Investors, Inc.	5,779	170,134
Outfront Media, Inc.	352	7,005
Physicians Realty Trust	1,184	18,778

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
PotlatchDeltic Corp.	1,127	$ 55,167
Prologis, Inc.	8,337	1,077,807
Public Storage	1,412	429,728
Rayonier, Inc.	173	6,295
Realty Income Corp.	4,033	273,558
Regency Centers Corp.	1,929	128,529
Retail Opportunity Investments Corp.	609	9,640
Sabra Health Care REIT, Inc.	2,600	35,100
Simon Property Group, Inc.	3,977	510,885
STORE Capital Corp.	1,205	38,813
Uniti Group, Inc.	8,144	53,669
Ventas, Inc.	3,174	164,445
Vornado Realty Trust	5,671	138,316
Weyerhaeuser Co.	8,569	295,031
WP Carey, Inc.	2,625	224,516
		8,610,807
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc., Class A	1,275	27,030
Kroger Co.	14,359	640,842
Sysco Corp.	5,638	436,720
Walgreens Boots Alliance, Inc.	13,036	480,507
		1,585,099
Food Products — 1.6%
Bunge Ltd.	1,829	181,254
Cal-Maine Foods, Inc.	438	25,062
Campbell Soup Co.	2,427	126,034
Conagra Brands, Inc.	7,390	274,834
Flowers Foods, Inc.	2,303	63,770
General Mills, Inc.	8,786	688,471
Hormel Foods Corp.	2,244	101,676
Ingredion, Inc.	800	82,240
JM Smucker Co.	2,029	310,031
Kellogg Co.	3,234	221,788
Kraft Heinz Co.	11,077	448,951
Mondelez International, Inc., Class A	21,810	1,427,246
Tyson Foods, Inc., Class A	5,065	333,024
		4,284,381
Gas Utilities — 0.1%
National Fuel Gas Co.	1,065	61,834
New Jersey Resources Corp.	959	47,873
ONE Gas, Inc.	457	37,638
Spire, Inc.	590	42,610
UGI Corp.	2,641	105,191
		295,146
Health Care Equipment & Supplies — 0.8%
Baxter International, Inc.	7,674	350,625
Medtronic PLC	22,312	1,867,291
		2,217,916
Health Care Providers & Services — 0.9%
Cardinal Health, Inc.	7,128	550,638
CVS Health Corp.	9,876	871,260
Patterson Cos., Inc.	1,364	41,179
Premier, Inc., Class A	2,391	79,764
Quest Diagnostics, Inc.	4,681	695,035
Select Medical Holdings Corp.	2,425	70,495
		2,308,371
Hotels, Restaurants & Leisure — 2.1%
Bloomin’ Brands, Inc.	1,698	41,177
Cracker Barrel Old Country Store, Inc.	729	81,342
Darden Restaurants, Inc.	3,214	475,576
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	987	$ 157,959
McDonald’s Corp.	8,077	2,159,790
Papa John’s International, Inc.	578	51,841
Red Rock Resorts, Inc., Class A	2,142	96,411
Starbucks Corp.	14,103	1,539,201
Travel + Leisure Co.	2,385	101,052
Vail Resorts, Inc.	436	114,380
Wendy’s Co.	3,503	78,117
Wyndham Hotels & Resorts, Inc.	1,631	126,419
Yum! Brands, Inc.	5,213	680,349
		5,703,614
Household Durables — 0.8%
Garmin Ltd.	2,785	275,381
KB Home	1,990	76,515
Leggett & Platt, Inc.	2,609	95,385
Lennar Corp., Class A	7,318	749,363
Lennar Corp., Class B	443	38,257
MDC Holdings, Inc.	1,221	46,105
Newell Brands, Inc.	9,360	149,386
PulteGroup, Inc.	8,794	500,291
Toll Brothers, Inc.	3,395	201,969
		2,132,652
Household Products — 3.3%
Clorox Co.	2,320	335,681
Colgate-Palmolive Co.	13,947	1,039,470
Energizer Holdings, Inc.	1,255	46,560
Kimberly-Clark Corp.	4,907	637,959
Procter & Gamble Co.	46,670	6,644,875
Reynolds Consumer Products, Inc.	549	16,344
Spectrum Brands Holdings, Inc.	1,197	81,252
		8,802,141
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	5,337	146,287
Clearway Energy, Inc., Class A	538	17,243
Clearway Energy, Inc., Class C	1,193	40,312
Vistra Corp.	17,138	395,202
		599,044
Industrial Conglomerates — 1.4%
3M Co.	13,448	1,547,596
Honeywell International, Inc.	10,243	2,135,460
		3,683,056
Insurance — 3.5%
Aflac, Inc.	12,041	885,013
Allstate Corp.	7,824	1,005,149
American International Group, Inc.	20,624	1,303,849
Axis Capital Holdings Ltd.	737	46,114
Cincinnati Financial Corp.	1,927	218,040
CNA Financial Corp.	364	15,856
Everest Re Group Ltd.	339	118,545
Fidelity National Financial, Inc., Class A	7,911	348,321
First American Financial Corp.	2,755	170,452
Hanover Insurance Group, Inc.	562	75,634
Hartford Financial Services Group, Inc.	7,562	586,887
Kemper Corp.	873	51,271
MetLife, Inc.	17,363	1,267,846
Old Republic International Corp.	3,422	90,307
Principal Financial Group, Inc.	5,200	481,260
Prudential Financial, Inc.	9,992	1,048,560
Reinsurance Group of America, Inc.	558	84,688
Travelers Cos., Inc.	4,306	822,963

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Unum Group	2,259	$ 94,946
Willis Towers Watson PLC	3,151	800,953
		9,516,654
Interactive Media & Services — 0.0%
Shutterstock, Inc.	439	33,044
IT Services — 2.7%
Cognizant Technology Solutions Corp., Class A	19,378	1,293,481
Fidelity National Information Services, Inc.	25,146	1,886,956
International Business Machines Corp.	26,167	3,525,480
Paychex, Inc.	3,171	367,392
TTEC Holdings, Inc.	256	13,015
Western Union Co.	13,999	198,366
		7,284,690
Leisure Products — 0.2%
Brunswick Corp.	1,795	151,373
Hasbro, Inc.	2,425	143,487
Polaris, Inc.	1,755	201,544
		496,404
Machinery — 1.7%
Allison Transmission Holdings, Inc.	3,640	164,091
Caterpillar, Inc.	8,046	2,029,925
Cummins, Inc.	2,469	616,114
Flowserve Corp.	1,295	44,574
Hillenbrand, Inc.	1,505	70,524
Illinois Tool Works, Inc.	3,773	890,579
Kennametal, Inc.	1,603	45,686
Snap-on, Inc.	750	186,547
Stanley Black & Decker, Inc.	5,318	474,951
		4,522,991
Marine — 0.0%
Matson, Inc.	1,731	114,454
Media — 1.1%
Comcast Corp., Class A	46,837	1,843,036
Fox Corp., Class B	3,859	122,330
Interpublic Group of Cos., Inc.	4,903	178,763
John Wiley & Sons, Inc., Class A	725	33,205
Nexstar Media Group, Inc., Class A	1,467	300,398
Omnicom Group, Inc.	4,988	428,918
		2,906,650
Metals & Mining — 0.4%
Newmont Corp.	15,551	823,115
Southern Copper Corp.	1,695	127,481
Worthington Industries, Inc.	791	44,984
		995,580
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	1,194	28,465
Claros Mortgage Trust, Inc.	3,011	50,404
Rithm Capital Corp.	8,772	82,544
Starwood Property Trust, Inc.	6,819	142,449
		303,862
Multiline Retail — 1.0%
Nordstrom, Inc.	1,907	37,263
Target Corp.	15,699	2,702,426
		2,739,689
Multi-Utilities — 1.0%
Ameren Corp.	847	73,579
Black Hills Corp.	433	31,341
CenterPoint Energy, Inc.	5,021	151,233
Security	Shares	Value
Multi-Utilities (continued)
CMS Energy Corp.	2,160	$ 136,490
Consolidated Edison, Inc.	1,635	155,832
Dominion Energy, Inc.	9,432	600,252
DTE Energy Co.	2,278	265,091
Public Service Enterprise Group, Inc.	6,187	383,161
Sempra Energy	3,927	629,616
WEC Energy Group, Inc.	3,661	344,097
		2,770,692
Oil, Gas & Consumable Fuels — 8.3%
Antero Midstream Corp.	9,851	107,376
California Resources Corp.	1,833	78,324
Chesapeake Energy Corp.	3,394	294,328
Chevron Corp.	20,658	3,594,905
Chord Energy Corp.	842	120,684
Civitas Resources, Inc.	562	37,401
Coterra Energy, Inc.	22,835	571,560
CVR Energy, Inc.	443	14,708
Devon Energy Corp.	19,929	1,260,310
Diamondback Energy, Inc.	5,926	865,907
DT Midstream, Inc.	1,597	87,292
EOG Resources, Inc.	5,020	663,895
Equitrans Midstream Corp.	12,423	90,067
Exxon Mobil Corp.	67,752	7,859,909
HF Sinclair Corp.	3,454	196,533
Kinder Morgan, Inc., Class P	45,008	823,646
Magnolia Oil & Gas Corp., Class A	5,182	122,347
ONEOK, Inc.	9,034	618,648
Phillips 66	7,339	735,882
Pioneer Natural Resources Co.	10,398	2,395,179
Valero Energy Corp.	8,523	1,193,476
Williams Cos., Inc.	21,006	677,233
		22,409,610
Personal Products — 0.0%
Nu Skin Enterprises, Inc., Class A	1,384	59,346
Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.	49,116	3,568,277
Johnson & Johnson	31,335	5,120,766
Merck & Co., Inc.	23,465	2,520,376
Organon & Co.	3,778	113,831
Perrigo Co. PLC	1,486	55,606
Pfizer, Inc.	69,229	3,057,153
Viatris, Inc.	18,489	224,826
		14,660,835
Professional Services — 0.1%
ManpowerGroup, Inc.	1,877	163,599
Robert Half International, Inc.	2,352	197,474
		361,073
Real Estate Management & Development — 0.0%
Kennedy-Wilson Holdings, Inc.	3,578	63,975
Road & Rail — 1.8%
Norfolk Southern Corp.	6,104	1,500,424
Ryder System, Inc.	1,214	114,614
Union Pacific Corp.	16,205	3,308,899
		4,923,937
Semiconductors & Semiconductor Equipment — 9.5%
Analog Devices, Inc.	16,123	2,764,611
Broadcom, Inc.	13,361	7,816,319
Intel Corp.	155,207	4,386,150
NXP Semiconductors NV	12,682	2,337,419

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	31,940	$ 4,254,727
Skyworks Solutions, Inc.	6,572	720,751
Texas Instruments, Inc.	19,645	3,481,291
		25,761,268
Software — 3.2%
Gen Digital, Inc.	16,433	378,123
Oracle Corp.	93,875	8,304,183
		8,682,306
Specialty Retail — 4.7%
American Eagle Outfitters, Inc.	4,198	67,756
Dick’s Sporting Goods, Inc.	2,585	338,015
Foot Locker, Inc.	3,514	152,894
Gap, Inc.	5,185	70,360
Home Depot, Inc.	19,023	6,166,686
Lowe’s Cos., Inc.	28,042	5,839,746
Penske Automotive Group, Inc.	566	72,346
Signet Jewelers Ltd.	1,681	129,118
		12,836,921
Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co.	39,010	629,231
NetApp, Inc.	10,083	667,797
		1,297,028
Textiles, Apparel & Luxury Goods — 0.5%
Hanesbrands, Inc.	12,162	102,647
Kontoor Brands, Inc.	1,256	59,986
Ralph Lauren Corp., Class A	1,849	228,999
Steven Madden Ltd.	1,888	67,685
Tapestry, Inc.	10,480	477,574
VF Corp.	9,272	286,876
		1,223,767
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	1,779	78,330
MGIC Investment Corp.	8,955	126,445
New York Community Bancorp, Inc., Class A	11,575	115,634
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
TFS Financial Corp.	1,629	$ 23,213
Walker & Dunlop, Inc.	361	34,432
		378,054
Tobacco — 2.1%
Altria Group, Inc.	60,936	2,744,557
Philip Morris International, Inc.	28,129	2,932,167
		5,676,724
Trading Companies & Distributors — 0.2%
Air Lease Corp., Class A	1,338	60,170
Fastenal Co.	5,415	273,728
MSC Industrial Direct Co., Inc., Class A	883	73,024
Triton International Ltd.	2,185	154,348
Watsco, Inc.	358	102,879
		664,149
Water Utilities — 0.0%
Essential Utilities, Inc.	880	41,122
Total Long-Term Investments — 99.7% (Cost: $265,148,577)		269,947,505
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(a)(b)	789,644	789,644
Total Short-Term Securities — 0.3% (Cost: $789,644)		789,644
Total Investments — 100.0% (Cost: $265,938,221)		270,737,149
Other Assets Less Liabilities — 0.0%		72,290
Net Assets — 100.0%		$ 270,809,439
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 490,000	$ 299,644(a)	$ —	$ —	$ —	$ 789,644	789,644	$ 12,177	$ —
BlackRock, Inc.	922,028	700,506	(427,663)	(66,352)	247,170	1,375,689	1,812	20,842	—
				$ (66,352)	$ 247,170	$ 2,165,333		$ 33,019	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Core Dividend ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	39	03/17/23	$ 798	$ 29,757
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 269,947,505	$ —	$ —	$ 269,947,505
Short-Term Securities
Money Market Funds	789,644	—	—	789,644
	$ 270,737,149	$ —	$ —	$ 270,737,149
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 29,757	$ —	$ —	$ 29,757
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s